Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash, cash equivalents and restricted cash
Schedule of cash and cash equivalents

	At December 31,
	2017	2016
	$m	$m
Cash at bank and in hand	641	768
Short term bank deposits	130	17
Restricted cash	13	28
	784	813